Business combinations and acquisition of non-controlling interests - Me Salva (Details) R$ in Thousands			12 Months Ended
	Dec. 09, 2022 BRL (R$)	Mar. 10, 2021 BRL (R$) installment	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Jun. 30, 2022 BRL (R$)	Mar. 12, 2021
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs			R$ 13,159
Me Salva!
Business combinations and acquisition of non-controlling interests
Percentage of voting interest acquired	40.00%	60.00%				60.00%
Purchase consideration transferred	R$ 9,504	R$ 49,515		R$ 49,515
Cash paid		15,779		15,778
Capital contribution		10,000		10,000
Retained payments		R$ 1,324		1,324	R$ 1,243
Retained period		5 years
Number of annual installments | installment		5
Acquisition price adjustment		R$ 217		217
Percentage of equity interest to be acquired	40.00%	40.00%
Contingent consideration recognized as of acquisition date		R$ 22,196
Goodwill recorded on acquisition		R$ 28,326		28,326
Transaction costs				486
Me Salva! | General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs				R$ 486